INVESTMENT IN EQUITY SECURITIES, AT FAIR VALUE AND LONG-TERM INVESTMENTS - Investment in equity securities, at fair value-BioInvent International AB (Details) kr in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 01, 2022	Oct. 31, 2020 USD ($) shares	Jun. 30, 2022 shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 31, 2020 SEK (kr)
Schedule of Investments
Reverse stock split	10
Unrealized gains				$ 1,900,000
BioInvent International AB
Schedule of Investments
Investment to be made		$ 6,300,000					kr 53.8
Number of shares subscribed (in shares) | shares		1,200,000
Reverse stock split		25
Number of new warrants subscribed | shares		588,000
Subscription period for warrants		5 years		5 years
Fair value of warrants outstanding				$ 200,000	$ 591,000
Warrants expected life				2 years 10 months 28 days	3 years 10 months 28 days
Unrealized losses				$ 400,000	$ 250,000
Unrealized gains						$ 200,000
BioInvent International AB | Common Stock
Schedule of Investments
Number of ordinary shares sold | shares			275,000
recognized losses or gains				(1,900,000)	(600,000)	$ 900,000
BioInvent International AB | Level 1
Schedule of Investments
Fair value of additional equity interest				$ 2,800,000	$ 6,000,000.0
BioInvent International AB | Expected volatility
Schedule of Investments
Warrants , Measurement Input				0.4687	0.4632
BioInvent International AB | Risk Free Interest Rate
Schedule of Investments
Warrants , Measurement Input				0.0283	0.0007